Fair Value of Financial Instruments - Summary of Changes in Level 3 Instruments Carried At Fair Value (Detail) - Valued using models (without observable inputs) [member] - CAD ($) $ in Millions		3 Months Ended				6 Months Ended
		Apr. 30, 2023		Apr. 30, 2022		Apr. 30, 2023		Apr. 30, 2022
NHA MBS US Agency MBS And CMO [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Assets at end of period		$ 786				$ 786
Corporate equity [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Assets at end of period	[1]	6,089				6,089
Trading securities [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Assets at beginning of period		600		$ 881		988		$ 682
Change in fair value included in earnings		(3)		(55)		(16)		(100)
Change in fair value included in other comprehensive income	[2]	11		11		(11)		29
Issuances/Purchases		127	[3]	222		276	[3]	613
Sales		(105)		(221)		(248)		(413)
Transfers into Level 3		206		42		223		156
Transfers out of Level 3		(38)		(155)		(414)		(242)
Assets at end of period		798		725		798		725
Change in unrealized gains (losses) recorded in income for instruments still held		2	[4]	(15)	[5]	(1)	[4]	(8)	[5]
Trading securities [member] | NHA MBS US Agency MBS And CMO [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Assets at beginning of period		595		868		985		675
Change in fair value included in earnings		(3)		(54)		(16)		(98)
Change in fair value included in other comprehensive income	[2]	11		11		(11)		30
Issuances/Purchases		121	[3]	220		266	[3]	602
Sales		(105)		(217)		(248)		(409)
Transfers into Level 3		205		42		222		156
Transfers out of Level 3		(38)		(149)		(412)		(235)
Assets at end of period		786		721		786		721
Change in unrealized gains (losses) recorded in income for instruments still held		2	[4]	(15)	[5]	(1)	[4]	(7)	[5]
Trading securities [member] | Corporate debt [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Assets at beginning of period		5		13		3		7
Change in fair value included in earnings				(1)				(2)
Change in fair value included in other comprehensive income	[2]							(1)
Issuances/Purchases		6	[3]	2		10	[3]	11
Sales				(4)				(4)
Transfers into Level 3		1				1
Transfers out of Level 3				(6)		(2)		(7)
Assets at end of period		12		4		12		4
Change in unrealized gains (losses) recorded in income for instruments still held	[5]							(1)
Financial assets at fair value through profit or loss [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Assets at beginning of period		4,172		3,186		4,052		2,442
Change in fair value included in earnings		(43)		76		(38)		152
Change in fair value included in other comprehensive income	[2]	48		17		4		53
Issuances/Purchases		2,108	[3]	204		2,331	[3]	917
Sales		(185)		(86)		(248)		(167)
Maturities/Settlement						(1)
Assets at end of period		6,100		3,397		6,100		3,397
Change in unrealized gains (losses) recorded in income for instruments still held		13	[4]	84	[5]	35	[4]	162	[5]
Financial assets at fair value through profit or loss [member] | Corporate debt [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Assets at beginning of period		11				8
Issuances/Purchases	[3]					3
Assets at end of period		11				11
Financial assets at fair value through profit or loss [member] | Corporate equity [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Assets at beginning of period		4,161		3,186		4,044		2,442
Change in fair value included in earnings		(43)		76		(38)		152
Change in fair value included in other comprehensive income	[2]	48		17		4		53
Issuances/Purchases		2,108	[3]	204		2,328	[3]	917
Sales		(185)		(86)		(248)		(167)
Maturities/Settlement						(1)
Assets at end of period		6,089		3,397		6,089		3,397
Change in unrealized gains (losses) recorded in income for instruments still held		13	[4]	84	[5]	35	[4]	162	[5]
Financial assets at fair value through other comprehensive income, category [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Assets at beginning of period		157		152		154		133
Change in fair value included in other comprehensive income	[2]	1						2
Issuances/Purchases		1	[3]			5	[3]	11
Sales		(1)				(1)
Maturities/Settlement		(1)				(1)
Transfers into Level 3								6
Assets at end of period		157		152		157		152
Financial assets at fair value through other comprehensive income, category [member] | US States, municipalities and agencies [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Assets at beginning of period		1		1		1		1
Maturities/Settlement		(1)				(1)
Assets at end of period				1				1
Financial assets at fair value through other comprehensive income, category [member] | Corporate equity [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Assets at beginning of period		156		151		153		132
Change in fair value included in other comprehensive income	[2]	1						2
Issuances/Purchases		1	[3]			5	[3]	11
Sales		(1)				(1)
Transfers into Level 3								6
Assets at end of period		157		151		157		151
Business and Government Loans [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Assets at beginning of period		120		6		20		6
Change in fair value included in other comprehensive income	[2]	2				2
Issuances/Purchases	[3]	79				194
Maturities/Settlement						(15)
Assets at end of period		201		6		201		6
Change in unrealized gains (losses) recorded in income for instruments still held	[4]
Other assets [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Assets at beginning of period		66				49
Change in fair value included in earnings		2				(1)
Issuances/Purchases	[3]					22
Maturities/Settlement		(8)				(10)
Assets at end of period		60				60
Change in unrealized gains (losses) recorded in income for instruments still held	[4]	2				(1)
Other Liabilities [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Liabilities at beginning of period		3				2
Change in fair value included in earnings
Issuances/Purchases		2	[3]	1		3	[3]	1
Liabilities at end of period		5		1		5		1
Derivatives Liabilities [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Liabilities at beginning of period		14		2		2		2
Change in fair value included in earnings						12
Maturities/Settlement		(12)				(12)
Transfers out of Level 3				(1)				(1)
Liabilities at end of period		2		1		2		1
Change in unrealized gains (losses) recorded in income for instruments still held	[4]					(38)
Derivatives Liabilities [member] | Credit default swaps [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Liabilities at beginning of period		2		2		2		2
Change in fair value included in earnings
Maturities/Settlement
Transfers out of Level 3				(1)				(1)
Liabilities at end of period		2		$ 1		2		$ 1
Derivatives Liabilities [member] | Foreign exchange contracts [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Liabilities at beginning of period		12
Change in fair value included in earnings						12
Maturities/Settlement		(12)				(12)
Change in unrealized gains (losses) recorded in income for instruments still held	[4]					(38)
Derivatives Asset [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Assets at beginning of period		14				26
Change in fair value included in earnings						(26)
Issuances/Purchases	[3]					13
Transfers into Level 3						1
Assets at end of period		14				14
Derivatives Asset [member] | Equity Contracts [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Assets at beginning of period		1
Change in fair value included in earnings		3				3
Issuances/Purchases	[3]
Transfers into Level 3						1
Assets at end of period		4				4
Change in unrealized gains (losses) recorded in income for instruments still held	[4]	3				3
Derivatives Asset [member] | Foreign exchange contracts [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Assets at beginning of period						26
Change in fair value included in earnings						(26)
Issuances/Purchases	[3]
Derivatives Asset [member] | Commodity contracts [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Assets at beginning of period		13
Change in fair value included in earnings		(3)				(3)
Issuances/Purchases	[3]					13
Assets at end of period		10				10
Change in unrealized gains (losses) recorded in income for instruments still held	[4]	$ (3)				$ (3)

[1]	Included in private equity is $2,097 million of U.S. Federal Reserve Bank and U.S. Federal Home Loan Bank shares that we carry at cost as at April 30, 2023 ($832 million as at October 31, 2022), which approximates fair value, and are held to meet regulatory requirements.
[2]	Foreign exchange translation on assets and liabilities held by foreign operations is included in other comprehensive income, net foreign operations.
[3]	FVTPL securities includes $969 million of Federal Home Loan Bank and Federal Reserve Bank equity and $587 million of investments in Low Income Housing Tax Credit entities, acquired as a result of our acquisition of Bank of the West.
[4]	Changes in unrealized gains (losses) on Trading and FVTPL securities still held on April 30, 2023 are included in earnings for the period.
[5]	Changes in unrealized gains (losses) on Trading and FVTPL securities still held on April 30, 2022 are incl uded i n earnings for the period.